LONG-TERM DEBT, NET - Summary of Long-Term Debt (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt [Line Items]
Current portion of unamortized deferred financing costs	$ 1,653	$ 2,515
Senior Notes [Member] | 2013 Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	73,611	83,105
Senior Notes [Member] | Studio City Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	17,486	19,646
Senior Notes [Member] | Philippine Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	6,264	0
Total Credit Facility [Member] | Studio City Project Facility [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	71,735	0
Total Credit Facility [Member] | 2011 Credit Facilities [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	$ 2,687	$ 6,602